Furniture and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Furniture and Equipment

	Cost	Accumulated Depreciation	Net Book Value
As at December 31, 2013
Leasehold improvements	$1,211	$48	$1,163
Computer equipment and software	2,632	2,130	502
Furniture and equipment	791	297	494

	$4,634	$2,475	$2,159

As at December 31, 2012
Leasehold improvements	$585	$483	$102
Computer equipment and software	2,469	1,433	1,036
Furniture and equipment	361	227	134

	$3,415	$2,143	$1,272